The Glenmede Fund, Inc.

Responsible ESG U.S. Equity Portfolio (RESGX)

Women in Leadership U.S. Equity Portfolio (GWILX)

Supplement dated June 9, 2021 to the

Equity Prospectus dated February 28, 2021

Effective immediately, Amy T. Wilson has joined Vladimir de Vassal, Paul T. Sullivan and Alexander R. Atanasiu as a portfolio manager of the Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio. Accordingly, effective immediately, the Equity Prospectus (the “Prospectus”) is revised as follows:

The sub-section entitled “Portfolio Managers” of the “Summary Section” of the Responsible ESG U.S. Equity Portfolio on page 26 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on December 22, 2015. Amy T. Wilson, CFA, Director of ESG Investing of the Advisor, has managed the Portfolio since June 2021.

The sub-section entitled “Portfolio Managers” of the “Summary Section” of the Women in Leadership U.S. Equity Portfolio on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since its inception on December 22, 2015. Amy T. Wilson, CFA, Director of ESG Investing of the Advisor, has managed the Portfolio since June 2021.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” of the Prospectus, the second paragraph on page 78 is hereby deleted in its entirety and replaced with the following:

Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Quantitative International Equity, Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Long/Short Equity, Quantitative U.S. Small Cap Equity, Quantitative U.S. Total Market Equity, Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Amy T. Wilson, CFA, Director of ESG Investing of the Advisor, is primarily responsible for the management of the Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios. Ms. Wilson joined the Advisor as a research analyst in 2014. Messrs. de Vassal and Sullivan have managed the Quantitative U.S. Large Cap Core Equity, Quantitative U.S. Large Cap Growth Equity, Quantitative U.S. Long/Short Equity, Quantitative U.S. Large Cap Value Equity, Quantitative U.S. Small Cap Equity, Responsible ESG U.S. Equity, Quantitative U.S. Total Market Equity and Women in Leadership U.S. Equity Portfolios since each Portfolio’s commencement of operations on February 27, 2004, February 27, 2004, September 29, 2006, November 13, 2017, November 13, 2017,

December 22, 2015, December 21, 2006 and December 22, 2015, respectively, and the Quantitative International Equity Portfolio since December 29, 2014. Mr. Atanasiu has managed the Quantitative U.S. Large Cap Core Equity Portfolio and Quantitative U.S. Large Cap Growth Equity Portfolio since February 28, 2018, the Quantitative International Equity Portfolio since December 29, 2014, the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio since 2015, the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio since each Portfolio’s commencement of operations on November 13, 2017, and the Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios since each Portfolio’s commencement of operations on December 22, 2015. Ms. Wilson has managed the Responsible ESG U.S. Equity and Women in Leadership U.S. Equity Portfolios since June 2021.

Please retain this Supplement for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated June 9, 2021 to the

Statement of Additional Information (“SAI”) dated February 28, 2021

Effective immediately, Amy T. Wilson has joined Vladimir de Vassal, Paul T. Sullivan and Alexander R. Atanasiu as a portfolio manager of the Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio. Accordingly, effective immediately, the SAI is revised as follows:

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 48-49 of the SAI, the following is added to the information in the table setting forth the number and types of other portfolios and/or accounts managed by each portfolio manager and the assets under management in those accounts:

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Amy T. Wilson*	Registered Investment Companies	None	0	None	0
	Other Pooled Investment Vehicles	None	0	None	0
	Other Accounts	12	$140,832,268	None	0

*	The information regarding the other portfolios and/or accounts managed by Ms. Wilson is as of June 1, 2021.

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 49-50 of the SAI, the following is added to the information in the table setting forth the dollar range of equity securities beneficially owned by each portfolio manager of the Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Responsible ESG U.S. Equity Portfolio
Amy T. Wilson, CFA**	None

Women in Leadership U.S. Equity Portfolio
Amy T. Wilson, CFA**	None

**	The dollar range of equity securities beneficially owned by Ms. Wilson in the Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio is as of June 1, 2021.

Please retain this Supplement for future reference.